Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations
Organization and Nature of Operations

1.                       Organization and Nature of Operations

(a)                   The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (the “Company”)  with effect from March 29, 2012 after its approval at the Company’s extraordinary general meeting of shareholders held on the same day. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2011, the Company had the following principle subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary:

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Name	Place and date of incorporation
Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

In addition, Guangzhou NetEase has two majority-owned subsidiaries, Wangyibao Co., Ltd. (“Wangyibao Company”) and Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”).  The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group” or the “Company”.

As of December 31, 2011, the total assets of all the consolidated VIEs of the Company were RMB2.2 billion, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets and fixed assets. As of December 31, 2011, the total liabilities of the consolidated VIEs were RMB1.9 billion, mainly comprising accounts payable, deferred revenue, accrued liabilities and other payables.

In accordance with various contractual agreements, the Company has power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for the registered capital of the VIEs and certain non-distributable statutory reserves amounting to approximately RMB183.0 million and RMB6.9 million, respectively as of December 31, 2011.  As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2011.

(a)                   The Group

In August 2008 and April 2009, Blizzard Entertainment, Inc. (“Blizzard”) agreed to license certain online games to Shanghai EaseNet for operation in China. Shanghai EaseNet is a PRC company owned by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard and the Company, and with the Company. The joint venture was established concurrently with the licensing of the games in August 2008 and will provide technical services to Shanghai EaseNet. The joint venture currently consists of two companies, StormNet IT HK and StormNet IT SH. Shanghai EaseNet, StormNet IT HK and StormNet IT SH became fully operational starting in 2009.

In April 2009, two Chinese employees of the Company incorporated a domestic enterprise, HZ Leihuo, for the purpose of applying for an internet content provider license under the applicable Chinese telecommunication laws to operate the Group’s own proprietary games in Hangzhou. Leihuo was not fully operational as of December 31, 2011.

Hangzhou Langhe was incorporated in China in July 2009 to provide customer support service and other technical and consulting services in connection with the Company’s operation of the games licensed from Blizzard.

Weiyang was incorporated in China in March 2010 to operate a swine raising business in Zhejiang Province, China.  In 2010, Weiyang started to work on this new business venture, and as of December 31, 2011, it was still in the process of negotiating with the relevant government authorities over the selection of an appropriate site for the swine raising business.

Wangyibao Company was incorporated in China in July 2010, as a subsidiary of Guangzhou NetEase, for the purpose of operating the Wangyibao online payment platform of the Company which was initially launched in February 2009 to facilitate e-payment by online-game customers to the Company.

Ujia Cayman, Ujia Hong Kong and Lede Technology were incorporated in Cayman Island, Hong Kong and China in June, May and October 2011, respectively, for the purpose of operating the Company’s e-commerce business together with Ujia E-commerce, a VIE incorporated in China in August 2011 by two Chinese employees of the Company.  Those entities were not fully operational in 2011.

The Group is principally engaged in developing and providing a range of Internet-related services including online games, advertising and wireless value-added services and others in China. Details of the Group’s business are described in Note 1(b).

(b)                   Nature of operations

The Group generates revenues from providing online game services and advertising services on the NetEase websites, and to a much lesser extent, from wireless value-added and other fee-based premium services and e-commence related services. Substantially all of the Company’s revenues are directly or indirectly generated through these VIEs.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet and online game industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE Arrangements with Guangzhou NetEase, Guangyitong Advertising and Shanghai EaseNet

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its principal VIEs with respect to the operation of the NetEase websites, operation of self-developed and licensed online games, Internet content and wireless value-added services, as well as the provision of advertising services.  Such VIEs are:

(1)  Guangzhou NetEase (owned by William Lei Ding, our principal shareholder, and his brother, Bo Ding),

(2)  Guangyitong Advertising (owned by Mr. Ding and Guangzhou NetEase), and

(3)  Shanghai EaseNet (owned by Mr. Ding).

Based on the agreements with the VIEs, the Company’s subsidiaries NetEase Beijing, Guangzhou Interactive, Boguan, Guangzhou Information and NetEase Hangzhou provide technical consulting and related services to these VIEs. The principal agreements that transfer economic benefits to the Company and its subsidiaries are:

•                 Three cooperative agreements with Guangzhou NetEase — under these agreements, the Company’s subsidiaries NetEase Beijing, Guangzhou Interactive, Boguan and NetEase Hangzhou provide various technical consulting and related services and bandwidth to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.

•                 Cooperative agreement with Guangyitong Advertising — under this agreement, NetEase Beijing provide various technical consulting and related services in exchange for substantially all of Guangyitong Advertising’s profits.

The principal agreements that provide the Company and its subsidiaries effective control over these VIEs are:

•                 Operating Agreement among NetEase Beijing, Guangyitong Advertising and the ultimate shareholders of Guangyitong Advertising. To ensure the successful performance of the various agreements between the parties, Guangyitong Advertising and its ultimate shareholders have agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect the assets, liabilities, equity or operations of Guangyitong Advertising without the prior written consent of NetEase Beijing.

•                 Shareholder Voting Rights Trust Agreement among William Lei Ding, Bo Ding and NetEase Beijing. Bo Ding irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangyitong Advertising and William Lei Ding and Bo Ding agree to cause Guangzhou NetEase to irrevocably appoint NetEase Beijing to represent Guangzhou NetEase to exercise all voting rights.

•                 Letter of Agreement. Each of William Lei Ding and Bo Ding have agreed that any amendments to be made to the agreements to which Guangzhou NetEase, Guangyitong Advertising and/or William Lei Ding and Bo Ding are parties, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of William Lei Ding. Messrs. Ding have also agreed that, if any amendments to the above mentioned agreements require a vote of the shareholders of NetEase, Guangzhou NetEase or Guangyitong Advertising, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of our Board.

•                 Other Governance Arrangements.  The parties have agreed that upon NetEase Beijing’s determination and at any time when NetEase Beijing is able to obtain approval to invest in and operate all or any part of Guangyitong Advertising or Guangzhou NetEase, NetEase Beijing may acquire all or any part of the assets or equity interests of Guangyitong Advertising or Guangzhou NetEase, to the extent permitted by Chinese law.  In addition, the ultimate shareholders of Guangyitong Advertising have agreed that upon instruction from NetEase Beijing, they will appoint or terminate Guangyitong Advertising’s board members, General Manager, Chief Financial Officer and other senior officers.

The above-mentioned contractual arrangements enable the Company to:

•                 have the power to direct activities of these companies that most significantly impact the entities’ economic performance;

•                 receive substantially all of the economic benefits and residual returns, and absorb substantially all the risk of expected losses from these companies as if it were their sole shareholder; and

•                 have an option to purchase all of the equity interests in these companies at a nominal price.

Management evaluated the relationships among the Company, its subsidiaries and these companies and concluded that the Company is the primary beneficiary of each of them. As a result, these companies’ results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC in August 2008 and April 2009, there are certain contractual arrangements among Shanghai EaseNet, the joint venture established between Blizzard and the Company, and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties.  Due to the restriction on the disposition of their respective shares in the joint venture, Blizzard and NetEase are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810.  Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or NetEase will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that NetEase is most closely associated with the JV Group and therefore is the primary beneficiary.  As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows.  As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future.  In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The major shareholder of Guangzhou NetEase, which is in turn the major shareholder of Guangyitong Advertising, Wangyibao Company and Youdao Computer, and Shanghai EaseNet is the largest shareholder of the Company.  He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

•                        revoke the Group’s business and operating licenses;

•                        require the Group to discontinue or restrict operations;

•                        restrict the Group’s right to collect revenues;

•                        block the Group’s websites;

•                        require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•                        impose additional conditions or requirements with which the Group may not be able to comply; or

•                        take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.